Risk Management Section - EU MR3: Internal Model Approach values for trading portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ 5	€ 6
Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	9	22
Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	6	11
Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
VaR (10 day 99%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	17	36
VaR (10 day 99%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	43	64
VaR (10 day 99%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	22	33
VaR (10 day 99%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	14	9
Stressed VaR (10 day 99%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	67	84
Stressed VaR (10 day 99%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	96	131
Stressed VaR (10 day 99%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	56	72
Stressed VaR (10 day 99%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	33	40
Incremental Risk Charge (99.9%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	78	120
Incremental Risk Charge (99.9%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	158	292
Incremental Risk Charge (99.9%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	114	207
Incremental Risk Charge (99.9%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	78	120
Comprehensive Risk capital charge (99.9%) [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk
Comprehensive Risk capital charge (99.9%) [member] | Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk
Comprehensive Risk capital charge (99.9%) [member] | Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk
Comprehensive Risk capital charge (99.9%) [member] | Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk